STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 10,821		$ 185,218	$ (178,083)
Balance (in Shares) at Dec. 31, 2009	10,820,600
Net loss				(17,616)	(17,616)
Balance at Dec. 31, 2010	10,821		185,218	(195,699)	340
Balance (in Shares) at Dec. 31, 2010	10,820,600
Net loss				(30,489)	(30,489)
Balance at Dec. 31, 2011	10,821		185,218	(226,188)	(30,149)
Balance (in Shares) at Dec. 31, 2011	10,820,600
Repurchase of common shares		(9,126)			(9,126)
Shares issued for cash	6,024	9,126	4,257,253		4,272,403
Shares issued for cash (in Shares)	6,024,148
Shares Issued for Services	315		77,385		77,700
Shares Issued for Services (in Shares)	315,000
Net loss				(1,140,223)	(1,140,223)
Balance at Sep. 30, 2012	$ 17,160		$ 4,520,175	$ (1,366,411)	$ 3,170,605
Balance (in Shares) at Sep. 30, 2012	17,159,748